Schedule I - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule I - Condensed Financial Information of Registrant
Social Finance, Inc.
Condensed Balance Sheets
(Parent Company Only)
(In Thousands, Except for Share Data)

	December 31,
	2020	2019
Assets
Cash and cash equivalents	$451,510	$49,522
Restricted cash and restricted cash equivalents	142,457	5,930
Intercompany receivables	71,852	301,924
Investments in subsidiaries and VIEs(1)	3,054,120	1,711,181
Securitization investments	496,935	653,952
Equity method investments	107,534	102,946
Operating lease right-of-use assets	107,329	96,588
Related party notes receivable	17,923	9,174
Other assets	139,792	111,044
Total assets	$4,589,452	$3,042,261
Liabilities, temporary equity and permanent deficit
Liabilities:
Accounts payable, accruals and other liabilities	$243,357	$54,003
Operating lease liabilities	128,319	118,525
Debt	1,164,205	769,064
Total liabilities	1,535,881	941,592
Temporary equity(2):
Redeemable preferred stock: 311,842,666 and 254,842,666 shares authorized; 256,459,941 and 218,814,230 shares issued and outstanding as of December 31, 2020 and 2019, respectively	3,173,686	2,439,731
Permanent deficit:
Common stock, $0.00 par value: 452,815,616 and 395,815,616 shares authorized; 66,034,174 and 39,614,844 shares issued and outstanding as of December 31, 2020 and 2019, respectively(3)	—	—
Additional paid-in capital	579,228	135,517
Accumulated other comprehensive loss	(166)	(21)
Accumulated deficit	(699,177)	(474,558)
Total permanent deficit	(120,115)	(339,062)
Total liabilities, temporary equity and permanent deficit	$4,589,452	$3,042,261
_______________
(1)See Note 5 to the Notes to Consolidated Financial Statements for information on VIEs.
(2)Redemption amounts are $3,210,470 and $2,476,891 at December 31, 2020 and 2019, respectively.
(3)Includes 5,000,000 non-voting common shares authorized and 1,380,852 non-voting common shares issued and outstanding as of December 31, 2020 and 2019. See Note 11 to the Notes to Consolidated Financial Statements for additional information.
Social Finance, Inc.
Condensed Statements of Operations and Comprehensive Loss
(Parent Company Only)
(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Interest income
Securitizations	$22,541	$18,424	$16,106
Related party notes	3,189	3,338	—
Intercompany	3,575	6,230	7,276
Other	925	899	423
Total interest income	30,230	28,891	23,805
Interest expense
Securitizations and warehouses	11,906	23,545	15,868
Corporate borrowing and other	28,140	4,962	233
Total interest expense	40,046	28,507	16,101
Net interest income (expense)	(9,816)	384	7,704
Noninterest income
Securitizations	4,189	4,382	(4,555)
Other	(87)	1,502	534
Total noninterest income (loss)	4,102	5,884	(4,021)
Total net revenue	(5,714)	6,268	3,683
Noninterest expense
Technology and product development	105,056	103,278	37,653
Sales and marketing	70,219	65,158	39,441
Cost of operations	16,722	9,299	896
General and administrative	125,401	59,090	27,776
Total noninterest expense	317,398	236,825	105,766
Loss before income taxes	(323,112)	(230,557)	(102,083)
Income tax (expense) benefit	113,548	5,122	(33,914)
Loss before equity in loss of subsidiaries	(209,564)	(225,435)	(135,997)
Equity in loss of subsidiaries	(14,489)	(14,262)	(116,402)
Net loss	$(224,053)	$(239,697)	$(252,399)
Other comprehensive income (loss)
Foreign currency translation adjustments, net	(145)	(9)	21
Total other comprehensive income (loss)	(145)	(9)	21
Comprehensive loss	$(224,198)	$(239,706)	$(252,378)
Social Finance, Inc.
Condensed Statements of Cash Flows
(Parent Company Only)
(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Operating activities
Net cash used in operating activities	$(226,217)	$(99,301)	$(107,115)
Investing activities
Purchases of property, equipment, software and intangible assets	$(18,327)	$(37,529)	$(11,222)
Related party notes receivable issuances	(7,643)	(9,050)	—
Issuances of notes to subsidiaries	(1,387,801)	(1,123,568)	(479,829)
Repayments of notes by subsidiaries	1,443,765	461,849	122,438
Purchases of non-securitization investments	(145)	(3,583)	(100,401)
Receipts from securitization investments	322,704	165,116	101,879
Acquisition of business, net of cash acquired	(76,194)	—	—
Net cash provided by (used in) investing activities	$276,359	$(546,765)	$(367,135)
Financing activities
Proceeds from debt issuances	$596,176	$462,410	$612,935
Repayment of debt	(451,540)	(302,600)	(107,236)
Payment of debt issuance costs	(928)	(544)	(4,296)
Taxes paid related to net share settlement of stock-based awards	(31,259)	(21,411)	(3,154)
Purchases of common stock	(40)	(8,804)	—
Proceeds from common stock issuances	369,840	—	—
Proceeds from stock option exercises	3,781	7,844	2,581
Note receivable issuance to stockholder	—	(58,000)	—
Note receivable principal repayments from stockholder	43,513	14,487	—
Proceeds from redeemable preferred stock issuances	—	573,845	—
Payment of redeemable preferred stock issuance costs	—	(2,400)	—
Payment of redeemable preferred stock dividends	(40,536)	(23,923)	—
Finance lease principal payments	(489)	—	—
Net cash provided by financing activities	$488,518	$640,904	$500,830
Effect of exchange rates on cash and cash equivalents	(145)	(9)	21
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	538,515	(5,171)	26,601
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of period	55,452	60,623	34,022
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	$593,967	$55,452	$60,623

Supplemental non-cash investing and financing activities
Non-cash settlement of notes receivable via beneficial loan interest transfers	$176,449	$486,168	$510,910
Redeemable preferred stock warrants accounted for as liabilities	—	22,268	—
Non-cash property, equipment, software and intangible asset additions	47	13,955	—
Seller note issued in acquisition	243,998	—	—
Redeemable preferred stock issued in acquisition	814,156	—	—
Common stock options assumed in acquisition	32,197	—	—
Issuance of common stock in acquisition	15,565	—	941
Finance lease ROU assets acquired	15,100	—	—
Accrued but unpaid deferred equity costs	56	—	—
Redeemed but unpaid common stock	526	—	—
Redeemed but unpaid redeemable preferred stock	132,859	—	—
OrganizationSocial Finance, Inc. (the “parent company”) was founded in 2011 as a Delaware corporation.Basis of Presentation
The Condensed Financial Information of Registrant should be read in conjunction with the Consolidated Financial Statements of Social Finance, Inc. and accompanying notes thereto included elsewhere in this prospectus. For purposes of the Condensed Financial Information of Registrant, the parent company’s interest in consolidated subsidiaries is recorded based upon its proportionate share of the subsidiaries’ net assets, and the parent company’s equity in income (loss) of its consolidated subsidiaries is recorded based upon its proportionate share of the subsidiaries’ net income (loss), similar to the presentation under the equity method of accounting.
Certain amounts presented in the Condensed Financial Information of Registrant are eliminated in the Consolidated Financial Statements of Social Finance, Inc.
DebtThe parent company’s debt as of December 31, 2020 and 2019 consisted of a revolving credit facility, which matures in September 2023, risk retention warehouse facilities, which mature from June 2021 through November 2024, and a seller note, which was issued in connection with our acquisition of Galileo in May 2020 and which we paid off in full in February 2021. See Note 9 to the Notes to Consolidated Financial Statements for additional information on the parent company debt arrangements. See Note 2 to the Notes to Consolidated Financial Statements for additional information on our acquisitions.Temporary Equity See Note 10 to the Notes to Consolidated Financial Statements for information on the parent company redeemable preferred stock.Income Taxes The parent company files a consolidated federal income tax return with its U.S. subsidiaries. Additionally, the parent company files various consolidated or separate company state income tax returns. The parent company regularly reviews the realizability of deferred tax assets and records valuation allowances where deferred tax assets are not more-likely-than-not to be realizable. In each jurisdiction in which the parent company files consolidated returns, deferred tax liabilities of its subsidiaries can be used as evidence of future sources of income, which allows the parent company to recognize deferred tax assets to the extent its subsidiaries incur net deferred tax liabilities. Parent company deferred tax assets were $17,101 and $8,445 as of December 31, 2020 and 2019, respectively, which primarily consisted of net operating loss and other credit carryforwards and are presented within other assets in the Condensed Balance Sheets. Income tax (expense) benefit of $113,548, $5,122 and $(33,914) for the years ended December 31, 2020, 2019 and 2018, respectively, reflect the valuation allowance position of the consolidated group in each respective year. The significant change in the parent company income tax position for the year ended December 31, 2020 relative to 2019 was primarily due to a partial release of the valuation allowance in the second quarter of 2020 in connection with deferred tax liabilities acquired in the acquisition of Galileo in May 2020. See Note 13 to the Notes to Consolidated Financial Statements for additional information regarding the valuation allowance in each year and consolidated tax results.Commitments, Guarantees and Contingencies
Commitments
The parent company’s commitments as of December 31, 2020 and 2019 consisted of multi-year, non-cancelable operating leases primarily for leases of office space. Additionally, in September 2019, the parent company entered into several agreements associated with SoFi Stadium, which include the stadium itself, a performance venue and a future shopping district, which were determined to contain both lease and non-lease components and which either commenced during the year ended December 31, 2020 or have not yet commenced as of December 31, 2020. See Note 15 to the Notes to Consolidated Financial Statements for additional information on these commitments.
Guarantees
As of December 31, 2020 and 2019, the parent company had a total of $8.6 million in letters of credit outstanding with financial institutions, which were issued for the purpose of securing certain of its operating lease obligations. A portion of the letters of credit was collateralized by $2.6 million of the parent company’s cash as of December 31, 2020 and 2019, which is included within restricted cash and restricted cash equivalents in the Condensed Balance Sheets.
Contingencies
The parent company has a contingency with regard to certain provisions of the Naming and Sponsorship Agreement for SoFi Stadium as it relates to the sponsorship fees for the initial contract year (July 1, 2020 to March 31, 2021). As of December 31, 2020, the parent company determined that the contingent liability remained appropriate and, therefore, did not record any additional expense. See Note 15 to the Notes to Consolidated Financial Statements for additional information related to the contingent matter and the parent company’s potential exposure.
Cash Dividends The parent company has not received cash dividends from its subsidiaries during the years ended December 31, 2020, 2019 and 2018.Intercompany Transactions
Management Services Agreement
In April 2019, the parent company entered into a management services agreement with its wholly-owned subsidiary, SoFi Securities, LLC (“SoFi Securities”), which replaced a similar agreement in effect during the year ended December 31, 2018. The agreement provides for SoFi Securities to reimburse the parent company for any direct third-party expenses paid by the parent company on behalf of SoFi Securities. Amounts due from SoFi Securities were $2,780 and $3,654 as of December 31, 2020 and 2019, respectively, and are presented within intercompany receivables in the Condensed Balance Sheets.
Promissory Note
In January 2015, the parent company entered into an agreement with SoFi Lending Corp. for the issuance of a promissory note, which is uncollateralized, has no stated limit or maturity date and is payable on demand. The promissory note incurs interest at a variable rate equal to three-month LIBOR plus 2.0%. Interest income on the promissory note is recorded within interest income — intercompany in the Condensed Statements of Operations and Comprehensive Loss. Amounts due from SoFi Lending Corp., inclusive of accrued interest, were $69,072 and $298,269 as of December 31, 2020 and 2019, respectively, and are presented within intercompany receivables in the Condensed Balance Sheets.
Related Party Transactions See Note 14 to the Notes to Consolidated Financial Statements for information about related party transactions.